Property and Equipment, Net - Schedule of Property and Equipment (Details) (Superior Living SDN. BHD) - Superior Living SDN. BHD. [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 478,774	$ 546,815	$ 532,234
Less: accumulated depreciation	(153,126)	(182,211)	(105,614)
Total	325,648	364,604	429,620
Computer Equipment [Member]
Subtotal	70,895	91,696	83,890
Office Equipment, Furniture and Fixtures [Member]
Subtotal	117,691	143,938	142,152
Leasehold Improvements [Member]
Subtotal	195,117	210,472	209,414
Vehicle [Member]
Subtotal	$ 95,071	$ 100,709	$ 99,778